OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 6 – OTHER RECEIVABLES

	As of December 31,
Current Other receivables	2024	2023
Prepaid expenses	20,397	20,473
Other tax credits	6,114	12,568
Related parties (Note 27.b)	634	470
DFI (Note 22)	—	3,374
Guarantee deposits	3,088	5,263
Compensation received for company acquisitions (Note 28.1)	1,079	—
Call option	—	8,782
Other	14,792	27,014
Allowance for other receivables	(1,349)	(3,819)
	44,755	74,125

Non-current other receivables
Prepaid expenses	7,025	4,413
Income tax credits	31,217	22,259
Other tax credits	703	119
DFI (Note 22)	—	952
Guarantee deposits	2,955	10,392
Compensation received for company acquisitions (Note 28.1)	2,417	—
Other	4,651	4,618
	48,968	42,753
Total Other receivables, net	93,723	116,878

Movements in the allowance for current other receivables are as follows:

	Years ended December 31,
	2024	2023
At the beginning of the year	(3,819)	(5,080)
Increases	(385)	(2,236)
Uses	778	—
RECPAM and currency translation adjustments	2,077	3,497
At the end of the year	(1,349)	(3,819)